Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Maximum exposure and effects of collateral and other credit enhancements (audited)

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2022	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	256,351	—	—	—	—	256,351
Cash collateral and settlement balances	112,597	—	—	—	—	112,597
Loans and advances at amortised cost:
Home loans	173,770	—	(328)	(173,308)	(98)	36
Credit cards, unsecured loans and other retail lending	50,704	—	(1,220)	(4,161)	(243)	45,080
Wholesale loans	174,305	(4,442)	(660)	(61,335)	(17,367)	90,501
Total loans and advances at amortised cost	398,779	(4,442)	(2,208)	(238,804)	(17,708)	135,617
Of which credit-impaired (Stage 3):
Home loans	2,000	—	(1)	(1,996)	—	3
Credit cards, unsecured loans and other retail lending	844	—	(32)	(323)	(3)	486
Wholesale loans	2,023	—	(6)	(742)	(709)	566
Total credit-impaired loans and advances at amortised cost	4,867	—	(39)	(3,061)	(712)	1,055
Reverse repurchase agreements and other similar secured lending	776	—	—	(776)	—	—
Trading portfolio assets:
Debt securities	55,475	—	—	(530)	—	54,945
Traded loans	13,198	—	—	(250)	(48)	12,900
Total trading portfolio assets	68,673	—	—	(780)	(48)	67,845
Financial assets at fair value through the income statement:
Loans and advances	39,429	—	(17)	(31,544)	(9)	7,859
Debt securities	3,249	—	—	(321)	—	2,928
Reverse repurchase agreements	164,681	—	(3,672)	(160,347)	—	662
Other financial assets	118	—	—	—	—	118
Total financial assets at fair value through the income statement	207,477	—	(3,689)	(192,212)	(9)	11,567
Derivative financial instruments	302,380	(238,337)	(34,547)	(11,434)	(7,275)	10,787
Financial assets at fair value through other comprehensive income	65,054	—	—	(222)	(711)	64,121
Other assets	1,656	—	—	—	—	1,656
Total on-balance sheet	1,413,743	(242,779)	(40,444)	(444,228)	(25,751)	660,541

Off-balance sheet:
Contingent liabilities	24,205	—	(1,295)	(1,596)	(280)	21,034
Loan commitments	395,508	—	(129)	(41,917)	(1,666)	351,796
Total off-balance sheet	419,713	—	(1,424)	(43,513)	(1,946)	372,830

Total	1,833,456	(242,779)	(41,868)	(487,741)	(27,697)	1,033,371
Off-balance sheet exposures are shown gross of provisions of £583m (2021: £542m). See Note 25 for further details. In addition to the above, the Group holds forward starting reverse repos with notional contract amounts of £48.4bn (2021: £39.3bn). These balances are     fully collateralised. Wholesale loans and advances at amortised cost include £8bn (2021: £11.4bn) of BBLS, CBILS and CLBILS supported by UK government guarantees of £7.6bn (2021: £11bn), which are included within the Risk transfer column in the table. For further information on credit risk mitigation techniques, refer to the Credit risk management section.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2021	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	238,574	—	—	—	—	238,574
Cash collateral and settlement balances	92,542	—	—	—	—	92,542
Loans and advances at amortised cost:
Home loans	169,205	—	(339)	(168,627)	(146)	93
Credit cards, unsecured loans and other retail lending	41,793	—	(1,050)	(4,560)	(252)	35,931
Wholesale loans	150,453	(5,001)	(128)	(42,691)	(23,104)	79,529
Total loans and advances at amortised cost	361,451	(5,001)	(1,517)	(215,878)	(23,502)	115,553
Of which credit-impaired (Stage 3):
Home loans	1,725	—	(11)	(1,714)	—	—
Credit cards, unsecured loans and other retail lending	828	—	(29)	(229)	(3)	567
Wholesale loans	2,161	—	(1)	(717)	(765)	678
Total credit-impaired loans and advances at amortised cost	4,714	—	(41)	(2,660)	(768)	1,245
Reverse repurchase agreements and other similar secured lending	3,227	—	—	(3,227)	—	—
Trading portfolio assets:
Debt securities	50,864	—	—	(461)	—	50,403
Traded loans	12,525	—	—	(268)	—	12,257
Total trading portfolio assets	63,389	—	—	(729)	—	62,660
Financial assets at fair value through the income statement:
Loans and advances	38,667	—	—	(31,263)	—	7,404
Debt securities	2,305	—	—	(319)	—	1,986
Reverse repurchase agreements	145,014	—	(1,428)	(143,057)	—	529
Other financial assets	111	—	—	—	—	111
Total financial assets at fair value through the income statement	186,097	—	(1,428)	(174,639)	—	10,030
Derivative financial instruments	262,572	(202,519)	(34,598)	(5,887)	(5,738)	13,830
Financial assets at fair value through other comprehensive income	60,851	—	—	(53)	(1,164)	59,634
Other assets	1,212	—	—	—	—	1,212
Total on-balance sheet	1,269,915	(207,520)	(37,543)	(400,413)	(30,404)	594,035

Off-balance sheet:
Contingent liabilities	21,346	—	(906)	(1,367)	(256)	18,817
Loan commitments	345,711	—	(141)	(44,777)	(1,668)	299,125
Total off-balance sheet	367,057	—	(1,047)	(46,144)	(1,924)	317,942

Total	1,636,972	(207,520)	(38,590)	(446,557)	(32,328)	911,977

Loans and advances at amortised cost by stage and product (audited)
The table below presents a stage allocation and business segment analysis of loans and advances at amortised cost by gross exposure, impairment allowance, impairment charge and coverage ratio as at 31 December 2022. Also included are stage allocation of off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage as at 31 December 2022.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to gross loans and advances to the extent allowance does not exceed the drawn exposure and any excess is reported on the liabilities side of the balance sheet as a provision. For wholesale portfolios, impairment allowance on undrawn exposure is reported on the liability side of the balance sheet as a provision.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	160,424	24,837	2,711	187,972	232	718	485	1,435	186,537
Barclays International	33,735	4,399	1,793	39,927	392	1,200	949	2,541	37,386
Head Office	3,644	252	661	4,557	3	24	359	386	4,171
Total Barclays Group retail	197,803	29,488	5,165	232,456	627	1,942	1,793	4,362	228,094
Barclays UK	34,858	2,954	805	38,617	129	109	96	334	38,283
Barclays International	117,692	14,298	1,098	133,088	301	265	312	878	132,210
Head Office	192	—	18	210	—	—	18	18	192
Total Barclays Group wholesale[a]	152,742	17,252	1,921	171,915	430	374	426	1,230	170,685
Total loans and advances at amortised cost	350,545	46,740	7,086	404,371	1,057	2,316	2,219	5,592	398,779
Off-balance sheet loan commitments and financial guarantee contracts[b]	372,945	30,694	1,180	404,819	245	315	23	583	404,236
Total[c]	723,490	77,434	8,266	809,190	1,302	2,631	2,242	6,175	803,015

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge/(release)	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022%		%	%	%	£m	bps
Barclays UK	0.1	2.9	17.9	0.8	169	9
Barclays International	1.2	27.3	52.9	6.4	763	191
Head Office	0.1	9.5	54.3	8.5	—
Total Barclays Group retail	0.3	6.6	34.7	1.9	932	40
Barclays UK	0.4	3.7	11.9	0.9	106	27
Barclays International	0.3	1.9	28.4	0.7	127	10
Head Office	—	—	100	8.6	—
Total Barclays Group wholesale[a]	0.3	2.2	22.2	0.7	233	14
Total loans and advances at amortised cost	0.3	5.0	31.3	1.4	1,165	29
Off-balance sheet loan commitments and financial guarantee contracts[b]	0.1	1.0	1.9	0.1	18
Other financial assets subject to impairment[c]					37
Total[d]	0.2	3.4	27.1	0.8	1,220
Notes
a    Includes Wealth and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures, including lending under the government backed Bounce Back Loan Scheme (BBLS) of £6.6bn that are managed on a collective basis and reported within BUK Retail. The net impact is a difference in total exposure of £3.8bn of balances reported as wholesale loans in the Loans and advances at amortised cost by product disclosure.
b    Excludes loan commitments and financial guarantees of £14.9bn carried at fair value.
c    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.1bn and impairment allowance of £163m. This comprises £10m ECL on £178.4bn Stage 1 assets, £9m on £1.5bn Stage 2 fair value through other comprehensive income assets, other assets, cash collateral and settlement assets and £144m on £149m Stage 3 other assets.
d    The loan loss rate is 30bps after applying the total impairment charge of £1,220m

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	160,695	22,779	2,915	186,389	261	949	728	1,938	184,451
Barclays International	25,981	2,691	1,566	30,238	603	795	858	2,256	27,982
Head Office	3,735	429	705	4,869	2	36	347	385	4,484
Total Barclays Group retail	190,411	25,899	5,186	221,496	866	1,780	1,933	4,579	216,917
Barclays UK	35,571	1,917	969	38,457	153	43	111	307	38,150
Barclays International	92,341	13,275	1,059	106,675	187	192	458	837	105,838
Head Office	542	2	21	565	—	—	19	19	546
Total Barclays Group wholesale[a]	128,454	15,194	2,049	145,697	340	235	588	1,163	144,534
Total loans and advances at amortised cost	318,865	41,093	7,235	367,193	1,206	2,015	2,521	5,742	361,451
Off-balance sheet loan commitments and financial guarantee contracts[b]	312,142	34,815	1,298	348,255	217	302	23	542	347,713
Total[c]	631,007	75,908	8,533	715,448	1,423	2,317	2,544	6,284	709,164

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2021%		%	%	%	£m	bps
Barclays UK	0.2	4.2	25.0	1.0	(227)	—
Barclays International	2.3	29.5	54.8	7.5	181	60
Head Office	0.1	8.4	49.2	7.9	—	—
Total Barclays Group retail	0.5	6.9	37.3	2.1	(46)	—
Barclays UK	0.4	2.2	11.5	0.8	122	32
Barclays International	0.2	1.4	43.2	0.8	(197)	—
Head Office	—	—	90.5	3.4	—	—
Total Barclays Group wholesale[a]	0.3	1.5	28.7	0.8	(75)	—
Total loans and advances at amortised cost	0.4	4.9	34.8	1.6	(121)	—
Off-balance sheet loan commitments and financial guarantee contracts[b]	0.1	0.9	1.8	0.2	(514)
Other financial assets subject to impairment[c]					(18)
Total	0.2	3.1	29.8	0.9	(653)
Notes
a    Included in the above analysis are Wealth and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures including BBLS of £9.4bn that are managed on a collective basis and reported within BUK Retail. The net impact is a difference in total exposure of £6.0bn of balances reported as wholesale loans in the Loans and advances at amortised cost by product disclosure.
b    Excludes loan commitments and financial guarantees of £18.8bn carried at fair value.
c    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn and impairment allowance of £114m. This comprises £6m ECL on £154.9bn Stage 1 assets, £1m on £0.157bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £107m on £110m Stage 3 other assets.
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2022	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	153,672	15,990	1,684	526	18,200	2,414	174,286
Credit cards, unsecured loans and other retail lending	44,175	7,126	397	576	8,099	2,122	54,396
Wholesale loans	152,698	20,194	150	97	20,441	2,550	175,689
Total	350,545	43,310	2,231	1,199	46,740	7,086	404,371

Impairment allowance
Home loans	29	53	11	9	73	414	516
Credit cards, unsecured loans and other retail lending	582	1,483	129	220	1,832	1,278	3,692
Wholesale loans	446	403	6	2	411	527	1,384
Total	1,057	1,939	146	231	2,316	2,219	5,592

Net exposure
Home loans	153,643	15,937	1,673	517	18,127	2,000	173,770
Credit cards, unsecured loans and other retail lending	43,593	5,643	268	356	6,267	844	50,704
Wholesale loans	152,252	19,791	144	95	20,030	2,023	174,305
Total	349,488	41,371	2,085	968	44,424	4,867	398,779

Coverage ratio	%	%	%	%	%	%	%
Home loans	—	0.3	0.7	1.7	0.4	17.1	0.3
Credit cards, unsecured loans and other retail lending	1.3	20.8	32.5	38.2	22.6	60.2	6.8
Wholesale loans	0.3	2.0	4.0	2.1	2.0	20.7	0.8
Total	0.3	4.5	6.5	19.3	5.0	31.3	1.4

As at 31 December 2021
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	148,058	17,133	1,660	707	19,500	2,122	169,680
Credit cards, unsecured loans and other retail lending	37,840	5,102	300	248	5,650	2,332	45,822
Wholesale loans	132,967	15,246	306	391	15,943	2,781	151,691
Total	318,865	37,481	2,266	1,346	41,093	7,235	367,193

Impairment allowance
Home loans	19	46	6	7	59	397	475
Credit cards, unsecured loans and other retail lending	824	1,493	85	123	1,701	1,504	4,029
Wholesale loans	363	248	4	3	255	620	1,238
Total	1,206	1,787	95	133	2,015	2,521	5,742

Net exposure
Home loans	148,039	17,087	1,654	700	19,441	1,725	169,205
Credit cards, unsecured loans and other retail lending	37,016	3,609	215	125	3,949	828	41,793
Wholesale loans	132,604	14,998	302	388	15,688	2,161	150,453
Total	317,659	35,694	2,171	1,213	39,078	4,714	361,451

Coverage ratio	%	%	%	%	%	%	%
Home loans	—	0.3	0.4	1.0	0.3	18.7	0.3
Credit cards, unsecured loans and other retail lending	2.2	29.3	28.3	49.6	30.1	64.5	8.8
Wholesale loans	0.3	1.6	1.3	0.8	1.6	22.3	0.8
Total	0.4	4.8	4.2	9.9	4.9	34.8	1.6

Movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees (audited)	The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in Note 8. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2022	148,058	19	19,500	59	2,122	397	169,680	475
Transfers from Stage 1 to Stage 2	(8,747)	(1)	8,747	1	—	—	—	—
Transfers from Stage 2 to Stage 1	7,489	24	(7,489)	(24)	—	—	—	—
Transfers to Stage 3	(400)	—	(725)	(6)	1,125	6	—	—
Transfers from Stage 3	32	1	229	4	(261)	(5)	—	—
Business activity in the year[a]	30,028	10	1,142	7	6	—	31,176	17
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,846)	(22)	(1,081)	36	(125)	52	(10,052)	66
Final repayments[b]	(13,942)	(2)	(2,123)	(4)	(426)	(9)	(16,491)	(15)
Disposals	—	—	—	—	—	—	—	—
Write-offs[c]	—	—	—	—	(27)	(27)	(27)	(27)
As at 31 December 2022[d]	153,672	29	18,200	73	2,414	414	174,286	516
Credit cards, unsecured loans and other retail lending
As at 1 January 2022	37,840	824	5,650	1,701	2,332	1,504	45,822	4,029
Transfers from Stage 1 to Stage 2	(3,474)	(80)	3,474	80	—	—	—	—
Transfers from Stage 2 to Stage 1	1,941	489	(1,941)	(489)	—	—	—	—
Transfers to Stage 3	(649)	(20)	(707)	(307)	1,356	327	—	—
Transfers from Stage 3	87	33	25	13	(112)	(46)	—	—
Business activity in the year[a]	11,339	177	769	186	157	126	12,265	489
Refinements to models used for calculation[e]	—	86	—	(45)	—	96	—	137
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,246	(887)	1,199	736	179	787	2,624	636
Final repayments[b]	(3,996)	(36)	(341)	(32)	(228)	(60)	(4,565)	(128)
Disposals[f]	(159)	(4)	(29)	(11)	(275)	(169)	(463)	(184)
Write-offs[c]	—	—	—	—	(1,287)	(1,287)	(1,287)	(1,287)
As at 31 December 2022[d]	44,175	582	8,099	1,832	2,122	1,278	54,396	3,692
Wholesale loans
As at 1 January 2022	132,967	363	15,943	255	2,781	620	151,691	1,238
Transfers from Stage 1 to Stage 2	(9,488)	(67)	9,488	67	—	—	—	—
Transfers from Stage 2 to Stage 1	5,258	55	(5,258)	(55)	—	—	—	—
Transfers to Stage 3	(1,480)	(6)	(684)	(11)	2,164	17	—	—
Transfers from Stage 3	204	21	339	28	(543)	(49)	—	—
Business activity in the year[a]	40,490	83	4,104	86	239	30	44,833	199
Refinements to models used for calculation[e]	—	(64)	—	(66)	—	(374)	—	(504)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[g]	12,799	103	352	154	(1,504)	693	11,647	950
Final repayments[b]	(26,540)	(42)	(3,812)	(47)	(232)	(57)	(30,584)	(146)
Disposals[f]	(1,512)	—	(31)	—	(49)	(47)	(1,592)	(47)
Write-offs[c]	—	—	—	—	(306)	(306)	(306)	(306)
As at 31 December 2022[d]	152,698	446	20,441	411	2,550	527	175,689	1,384
Notes
a    Business activity in the year does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'. Business activity reported within Credit cards, unsecured loans and other retail lending portfolio includes GAP portfolio acquisition in US cards of £2.7bn.
b     Final repayments include repayment from the facility closed during the year whereas partial repayments from existing facility are reported under 'Net drawdowns, repayments, net remeasurement and movements due to exposure and risk parameter changes'.
c In 2022, gross write-offs amounted to £1,620m (2021: £1,836m). In Q422, £329m of balances with de minimis recovery expectations were written off in line with policy in UK Cards and Unsecured loans. Post write-off recoveries amounted to £64m (2021: £66m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,556m (2021: £1,770m).
d    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.1bn (December 2021: £155.2bn) and impairment allowance of £163m (December 2021: £114m). This comprises £10m ECL (December 2021: £6m) on £178.4bn Stage 1 assets (December 2021: £154.9bn), £9m (December 2021: £1m) on £1.5bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2021: £157m) and £144m (December 2021: £107m) on £149m Stage 3 other assets (December 2021: £110m)
e    Refinements to models used for calculation reported within Credit cards, unsecured loans and other retail lending portfolio include a £0.3bn movement in US Cards and £(0.2)bn in UK Cards. Wholesale loans include a £(0.5)bn movement in Business Banking. Refinement to models reflect model enhancements made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
f    The £0.5bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio includes £0.2bn sale of NFL portfolio within US Cards and £0.3bn of debt sales undertaken during the year. The £1.6bn disposal reported within Wholesale loans includes sale of debt securities as part of Group Treasury Operations.
g    'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Wholesale loans also include assets of £1.3bn de-recognised due to payment received on defaulted loans from government guarantees issued under government’s Bounce Back Loans Scheme.

Reconciliation of ECL movement to credit impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Home loans	10	14	44	68
Credit cards, unsecured loans and other retail lending	(238)	142	1,230	1,134
Wholesale loans	83	156	260	499
ECL movement excluding assets derecognised due to disposals and write-offs	(145)	312	1,534	1,701
ECL movement on loan commitments and other financial guarantees	28	13	—	41
ECL movement on other financial assets[a]	4	8	37	49
Recoveries and reimbursements[b]	(122)	(63)	(78)	(263)
Total exchange and other adjustments[c]				(308)
Total credit impairment charge for the year				1,220
Notes
a    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.1bn (December 2021: £155.2bn) and impairment allowance of £163m (December 2021: £114m). This comprises £10m ECL (December 2021: £6m) on £178.4bn Stage 1 assets (December 2021: £154.9bn), £9m (December 2021: £1m) on £1.5bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2021: £157m) and £144m (December 2021: £107m) on £149m Stage 3 other assets (December 2021: £110m).
b Recoveries and reimbursements includes £199m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £64m.
c    Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2022	10,833	—	532	—	3	—	11,368	—
Net transfers between stages	8	—	(17)	—	9	—	—	—
Business activity in the year	8,034	—	—	—	—	—	8,034	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,793)	—	(21)	—	(6)	—	(6,820)	—
Limit management and final repayments	(368)	—	(44)	—	—	—	(412)	—
As at 31 December 2022	11,714	—	450	—	6	—	12,170	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	122,819	50	5,718	61	218	20	128,755	131
Net transfers between stages	(3,390)	47	3,050	(42)	340	(5)	—	—
Business activity in the year	38,204	25	451	27	14	2	38,669	54
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,633	(54)	(1,949)	67	(151)	5	7,533	18
Limit management and final repayments	(8,212)	(7)	(503)	(23)	(89)	(2)	(8,804)	(32)
As at 31 December 2022	159,054	61	6,767	90	332	20	166,153	171

Wholesale loans
As at 1 January 2022	178,490	167	28,565	241	1,077	3	208,132	411
Net transfers between stages	5,826	60	(5,759)	(64)	(67)	4	—	—
Business activity in the year	43,683	28	4,233	54	15	—	47,931	82
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	28,353	(42)	5,953	59	138	(2)	34,444	15
Limit management and final repayments	(54,175)	(29)	(9,515)	(65)	(321)	(2)	(64,011)	(96)
As at 31 December 2022	202,177	184	23,477	225	842	3	226,496	412

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	138,639	33	19,312	84	2,234	421	160,185	538
Transfers from Stage 1 to Stage 2	(7,672)	(2)	7,672	2	—	—	—	—
Transfers from Stage 2 to Stage 1	5,336	32	(5,336)	(32)	—	—	—	—
Transfers to Stage 3	(282)	—	(469)	(9)	751	9	—	—
Transfers from Stage 3	35	1	203	5	(238)	(6)	—	—
Business activity in the year[a]	32,744	7	1,243	5	4	—	33,991	12
Refinements to models used for calculation[b]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,131)	(50)	(1,090)	12	(216)	(26)	(9,437)	(64)
Final repayments[c]	(12,039)	(2)	(2,009)	(4)	(392)	(18)	(14,440)	(24)
Disposals[d]	(572)	—	(26)	—	—	—	(598)	—
Write-offs[e]	—	—	—	—	(21)	(21)	(21)	(21)
As at 31 December 2021[f]	148,058	19	19,500	59	2,122	397	169,680	475

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	33,021	680	10,320	2,769	3,172	2,251	46,513	5,700
Transfers from Stage 1 to Stage 2	(1,894)	(78)	1,894	78	—	—	—	—
Transfers from Stage 2 to Stage 1	4,717	1,174	(4,717)	(1,174)	—	—	—	—
Transfers to Stage 3	(529)	(22)	(790)	(370)	1,319	392	—	—
Transfers from Stage 3	55	26	32	19	(87)	(45)	—	—
Business activity in the year[a]	7,842	119	257	62	42	19	8,141	200
Refinements to models used for calculation[b]	—	(5)	—	(33)	—	14	—	(24)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[g]	(2,793)	(1,030)	(848)	389	(165)	620	(3,806)	(21)
Final repayments[c]	(2,579)	(40)	(498)	(39)	(212)	(92)	(3,289)	(171)
Disposals[d]	—	—	—	—	(287)	(205)	(287)	(205)
Write-offs[e]	—	—	—	—	(1,450)	(1,450)	(1,450)	(1,450)
As at 31 December 2021[f]	37,840	824	5,650	1,701	2,332	1,504	45,822	4,029

Wholesale loans
As at 1 January 2021	119,304	320	21,374	711	3,591	1,066	144,269	2,097
Transfers from Stage 1 to Stage 2	(6,115)	(19)	6,115	19	—	—	—	—
Transfers from Stage 2 to Stage 1	9,137	257	(9,137)	(257)	—	—	—	—
Transfers to Stage 3	(804)	(4)	(377)	(21)	1,181	25	—	—
Transfers from Stage 3	580	23	410	22	(990)	(45)	—	—
Business activity in the year[a]	34,804	95	1,774	18	283	50	36,861	163
Refinements to models used for calculation[b]	—	8	—	11	—	—	—	19
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(417)	(268)	721	(68)	(211)	67	93	(269)
Final repayments[c]	(22,219)	(34)	(4,734)	(174)	(545)	(131)	(27,498)	(339)
Disposals[d]	(1,303)	(15)	(203)	(6)	(163)	(47)	(1,669)	(68)
Write-offs[e]	—	—	—	—	(365)	(365)	(365)	(365)
As at 31 December 2021[f]	132,967	363	15,943	255	2,781	620	151,691	1,238
Notes
a    Business activity in the year does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'.
b    Refinements to models used for calculation include a £34m movement in Home loans, £(24)m in Credit cards, unsecured loans and other retail lending and £19m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
c     Final repayments include repayment from the facility closed during the year whereas partial repayments from existing facility are reported under 'Net drawdowns, repayments, net remeasurement and movements due to exposure and risk parameter changes'.
d    The £598m disposals reported within Home loans relate to transfer of facilities to a non-consolidated special purpose vehicle for the purpose of securitisation. The £287m disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £1.7bn disposal reported within Wholesale loans include a £1.0bn sale of Barclays Asset Finance and a £0.7bn of debt sales.
e     In 2021, gross write-offs amounted to £1,836m (2020: £1,964m) and post write-off recoveries amounted to £66m (2020: £35m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,770m (2020: £1,929m).
f    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn (December 2020: £180.3bn) and impairment allowance of £114m (December 2020: £165m). This comprises £6m ECL (December 2020: £11m) on £154.9bn Stage 1 assets (December 2020: £175.7bn), £1m (December 2020: £9m) on £157m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £4.4bn) and £107m (December 2020: £145m) on £110m Stage 3 other assets (December 2020: £154m).
g    Transfers and risk parameters change include a £0.3bn (2020: £0.6bn) net release in ECL arising from reclassification of £1.9bn (2020: £2.0bn) gross loans and advances from Stage 2 to Stage 1 in Credit cards, unsecured loans and other retail lending. The reclassification followed a review of back-testing of results which indicated that accuracy of origination probability of default characteristics require management adjustments to correct and was first established in Q220.

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Home loans	(14)	(25)	(3)	(42)
Credit cards, unsecured loans and other retail lending	144	(1,068)	908	(16)
Wholesale loans	58	(450)	(34)	(426)
ECL movement excluding assets derecognised due to disposals and write-offs	188	(1,543)	871	(484)
ECL movement on loan commitments and financial guarantees	(39)	(456)	(27)	(522)
ECL movement on other financial assets[a]	(5)	(8)	(2)	(15)
Recoveries and reimbursements[b]	59	224	(43)	240
Total exchange and other adjustments[c]				128
Total credit impairment release for the year				(653)
Notes
a    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn (December 2020: £180.3bn) and impairment allowance of £114m (December 2020: £165m). This comprises £6m ECL (December 2020: £11m) on £154.9bn Stage 1 assets (December 2020: £175.7bn), £1m (December 2020: £9m) on £157mn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £4.4bn) and £107m (December 2020: £145m) on £110m Stage 3 other assets (December 2020: £154m).
b Recoveries and reimbursements includes a net reduction in amounts recoverable from financial guarantee contracts held with third parties of £306m and cash recoveries of previously written off amounts of £66m.
c    Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	11,861	—	516	—	5	—	12,382	—
Net transfers between stages	(131)	—	124	—	7	—	—	—
Business activity in the year	7,034	—	—	—	—	—	7,034	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,556)	—	(64)	—	(4)	—	(7,624)	—
Limit management and final repayments	(375)	—	(44)	—	(5)	—	(424)	—
As at 31 December 2021	10,833	—	532	—	3	—	11,368	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	114,371	55	12,117	305	229	23	126,717	383
Net transfers between stages	5,769	206	(6,379)	(213)	610	7	—	—
Business activity in the year	11,206	—	430	—	2	—	11,638	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(742)	(207)	217	(24)	(526)	(10)	(1,051)	(241)
Limit management and final repayments	(7,785)	(4)	(667)	(7)	(97)	0	(8,549)	(11)
As at 31 December 2021	122,819	50	5,718	61	218	20	128,755	131

Wholesale loans
As at 1 January 2021	163,707	201	40,258	453	2,096	27	206,061	681
Net transfers between stages	8,227	221	(7,174)	(215)	(1,053)	(6)	—	—
Business activity in the year	44,085	14	4,658	102	10	—	48,753	116
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,819	(229)	(151)	7	515	(11)	9,183	(233)
Limit management and final repayments	(46,348)	(40)	(9,026)	(106)	(491)	(7)	(55,865)	(153)
As at 31 December 2021	178,490	167	28,565	241	1,077	3	208,132	411

Management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (audited)
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments presented by product below:

Management adjustments to models for impairment allowance presented by product (audited)[a]
	Impairment allowance pre management adjustments[b]	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowanceC	Proportion of Management adjustments to total impairment allowance

As at 31 December 2022	£m	£m	£m	£m	£m	%
Home loans	427	4	85	89	516	17.2
Credit cards, unsecured loans and other retail lending	3,543	118	202	320	3,863	8.3
Wholesale loans	1,680	195	(79)	116	1,796	6.5
Total	5,650	317	208	525	6,175	8.5

As at 31 December 2021	£m	£m	£m	£m	£m	%
Home loans	372	72	31	103	475	21.7
Credit cards, unsecured loans and other retail lending	2,798	1,217	145	1,362	4,160	32.7
Wholesale loans	1,628	403	(382)	21	1,649	1.3
Total	4,798	1,692	(206)	1,486	6,284	23.6

Economic uncertainty adjustments presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m
Home loans	1	3	—	4
Credit cards, unsecured loans and other retail lending	24	93	1	118
Wholesale loans	181	14	—	195
Total	206	110	1	317

	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2021	£m	£m	£m	£m
Home loans	5	35	32	72
Credit cards, unsecured loans and other retail lending	403	803	11	1,217
Wholesale loans	333	70	—	403
Total	741	908	43	1,692
Notes
a Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
b Includes £4.8bn (December 2021: £4.2bn) of modelled ECL, £0.4bn (December 2021: £0.5bn) of individually assessed impairments and £0.5bn (December 2021: £0.1bn) ECL from non-modelled exposures.
c Total impairment allowance consists of ECL stock on drawn and undrawn exposure.
Macroeconomic variables used in the calculation of ECL and Scenario probability weighting (audited)

Baseline average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(0.8)	0.9	1.8	1.9
UK unemployment[b]	3.7	4.5	4.4	4.1	4.2
UK HPI[c]	8.4	(4.7)	(1.7)	2.2	2.2
UK bank rate	1.8	4.4	4.1	3.8	3.4
US GDP[a]	1.8	0.5	1.2	1.5	1.5
US unemployment[d]	3.7	4.3	4.7	4.7	4.7
US HPI[e]	11.2	1.8	1.5	2.3	2.4
US federal funds rate	2.1	4.8	3.6	3.1	3.0

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	4.9	2.3	1.9	1.7
UK unemployment[b]	4.8	4.7	4.5	4.3	4.2
UK HPI[c]	4.7	1.0	1.9	1.9	2.3
UK bank rate	0.1	0.8	1.0	1.0	0.8
US GDP[a]	5.5	3.9	2.6	2.4	2.4
US unemployment[d]	5.5	4.2	3.6	3.6	3.6
US HPI[e]	11.8	4.5	5.2	4.9	5.0
US federal funds rate	0.2	0.3	0.9	1.2	1.3

Downside 2 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(3.4)	(3.8)	2.0	2.3
UK unemployment[b]	3.7	6.0	8.4	8.0	7.4
UK HPI[c]	8.4	(18.3)	(18.8)	(7.7)	8.2
UK bank rate	1.8	7.3	7.9	6.6	5.5
US GDP[a]	1.8	(2.7)	(3.4)	2.0	2.6
US unemployment[d]	3.7	6.0	8.5	8.1	7.1
US HPI[e]	11.2	(3.1)	(4.0)	(1.9)	4.8
US federal funds rate	2.1	6.6	6.9	5.8	4.6

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	0.2	(4.0)	2.8	4.3
UK unemployment[b]	4.8	7.2	9.0	7.6	6.3
UK HPI[c]	4.7	(14.3)	(21.8)	11.9	15.2
UK bank rate	0.1	2.2	3.9	3.1	2.2
US GDP[a]	5.5	(0.8)	(3.5)	2.5	3.2
US unemployment[d]	5.5	6.4	9.1	8.1	6.4
US HPI[e]	11.8	(6.6)	(9.0)	5.9	6.7
US federal funds rate	0.2	2.1	3.4	2.6	2.0
Notes
a    Average Real GDP seasonally adjusted change in year.
b    Average UK unemployment rate 16-year+.
c    Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
d    Average US civilian unemployment rate 16-year+.
e    Change in year end US HPI = FHFA house price index, relative to prior year end.

Downside 1 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	(2.1)	(1.5)	1.9	2.1
UK unemployment[b]	3.7	5.2	6.4	6.0	5.8
UK HPI[c]	8.4	(11.7)	(10.6)	(2.8)	5.2
UK bank rate	1.8	5.9	6.1	5.3	4.6
US GDP[a]	1.8	(1.1)	(1.1)	1.7	2.1
US unemployment[d]	3.7	5.1	6.6	6.4	5.9
US HPI[e]	11.2	(0.7)	(1.3)	0.2	3.6
US federal funds rate	2.1	5.8	5.4	4.4	3.9

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	2.8	(0.7)	2.3	2.9
UK unemployment[b]	4.8	6.2	6.8	6.0	5.3
UK HPI[c]	4.7	(6.8)	(10.5)	6.9	8.6
UK bank rate	0.1	1.6	2.7	2.3	1.6
US GDP[a]	5.5	1.6	(0.4)	2.4	2.7
US unemployment[d]	5.5	5.4	6.6	6.1	5.2
US HPI[e]	11.8	(1.2)	(2.1)	4.8	5.2
US federal funds rate	0.2	1.3	2.3	2.1	1.8

Upside 2 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	2.8	3.7	2.9	2.4
UK unemployment[b]	3.7	3.5	3.4	3.4	3.4
UK HPI[c]	8.4	8.7	7.5	4.4	4.2
UK bank rate	1.8	3.1	2.6	2.5	2.5
US GDP[a]	1.8	3.3	3.5	2.8	2.8
US unemployment[d]	3.7	3.3	3.3	3.3	3.3
US HPI[e]	11.2	5.8	5.1	4.5	4.5
US federal funds rate	2.1	3.6	2.9	2.8	2.8

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	7.2	4.0	2.7	2.1
UK unemployment[b]	4.8	4.5	4.1	4.0	4.0
UK HPI[c]	4.7	8.5	9.0	5.2	4.2
UK bank rate	0.1	0.2	0.5	0.5	0.3
US GDP[a]	5.5	5.3	4.1	3.5	3.4
US unemployment[d]	5.5	3.9	3.4	3.3	3.3
US HPI[e]	11.8	10.6	8.5	7.2	6.6
US federal funds rate	0.2	0.3	0.4	0.7	1.0
Notes
a    Average Real GDP seasonally adjusted change in year.
b    Average UK unemployment rate 16-year+.
c    Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
d    Average US civilian unemployment rate 16-year+.
e    Change in year end US HPI = FHFA house price index, relative to prior year end.

Upside 1 average macroeconomic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 31 December 2022%		%	%	%	%
UK GDP[a]	3.3	1.0	2.3	2.4	2.1
UK unemployment[b]	3.7	4.0	3.9	3.8	3.8
UK HPI[c]	8.4	1.8	2.9	3.3	3.2
UK bank rate	1.8	3.5	3.3	3.0	2.8
US GDP[a]	1.8	1.9	2.3	2.2	2.2
US unemployment[d]	3.7	3.8	4.0	4.0	4.0
US HPI[e]	11.2	3.8	3.3	3.4	3.4
US federal funds rate	2.1	3.9	3.4	3.0	3.0

	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	6.0	3.1	2.3	1.9
UK unemployment[b]	4.8	4.6	4.3	4.2	4.1
UK HPI[c]	4.7	5.0	5.0	3.9	3.3
UK bank rate	0.1	0.6	0.8	0.8	0.5
US GDP[a]	5.5	4.6	3.4	2.9	2.9
US unemployment[d]	5.5	4.0	3.5	3.5	3.5
US HPI[e]	11.8	8.3	7.0	6.0	5.7
US federal funds rate	0.2	0.3	0.6	1.0	1.1
Notes
a    Average Real GDP seasonally adjusted change in year.
b    Average UK unemployment rate 16-year+.
c    Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
d    Average US civilian unemployment rate 16-year+.
e    Change in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2022
Scenario probability weighting	10.9	23.1	39.4	17.6	9.0
As at 31 December 2021
Scenario probability weighting	20.9	27.2	30.1	14.8	7.0
Note
aFor further details on changes to scenario weights see page 239.
Specific bases shows the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point, in the 20 quarter period.

Macroeconomic variables (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2022%		%	%	%	%
UK GDP[b]	13.9	9.4	1.4	(3.2)	(6.8)
UK unemployment[c]	3.4	3.6	4.2	6.6	8.5
UK HPI[d]	37.8	21.0	1.2	(17.9)	(35.0)
UK bank rate	0.5	0.5	3.5	6.3	8.0
US GDP[b]	14.1	9.6	1.3	(2.5)	(6.3)
US unemployment[c]	3.3	3.6	4.4	6.7	8.6
US HPI[d]	35.0	27.5	3.8	3.7	0.2
US federal funds rate	0.1	0.1	3.3	6.0	7.0

As at 31 December 2021
UK GDP[b]	21.4	18.3	3.4	(1.6)	(1.6)
UK unemployment[c]	4.0	4.1	4.5	7.0	9.2
UK HPI[d]	35.7	23.8	2.4	(12.7)	(29.9)
UK bank rate	0.1	0.1	0.7	2.8	4.0
US GDP[b]	22.8	19.6	3.4	1.5	(1.3)
US unemployment[c]	3.3	3.5	4.1	6.8	9.5
US HPI[d]	53.3	45.2	6.2	2.2	(5.0)
US federal funds rate	0.1	0.1	0.8	2.3	3.5
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5 year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2022%		%	%	%	%
UK GDP[e]	3.0	2.2	1.4	0.7	0.0
UK unemployment[f]	3.5	3.8	4.2	5.4	6.7
UK HPI[g]	6.6	3.9	1.2	(2.6)	(6.4)
UK bank rate	2.5	2.9	3.5	4.7	5.8
US GDP[e]	2.9	2.1	1.3	0.7	0.0
US unemployment[f]	3.4	3.9	4.4	5.5	6.7
US HPI[g]	6.2	5.0	3.8	2.5	1.2
US federal funds rate	2.8	3.1	3.3	4.3	5.2

As at 31 December 2021
UK GDP[e]	4.4	3.9	3.4	2.7	1.8
UK unemployment[f]	4.3	4.4	4.5	5.8	7.0
UK HPI[g]	6.3	4.4	2.4	0.3	(2.0)
UK bank rate	0.3	0.5	0.7	1.7	2.3
US GDP[e]	4.4	3.9	3.4	2.4	1.3
US unemployment[f]	3.9	4.0	4.1	5.7	7.1
US HPI[g]	8.9	7.7	6.2	3.6	1.4
US federal funds rate	0.5	0.6	0.8	1.5	2.1
Notes
a    UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q121 (2020: Q120).
b    Maximum growth relative to Q420 (2021: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q420 (2021: Q419), based on 20 quarter period in Downside scenarios.
c    Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q121 (2021: Q120).
d    Maximum growth relative to Q420 (2021: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2021: Q419), based on 20 quarter period in Downside scenarios.
e    5-year yearly average CAGR, starting 2021 (2021: 2020).
f    5-year average, Period based on 20 quarters from Q121 (2021: Q120).
g    5-year quarter end CAGR, starting Q420 (2021: Q419).

ECL under 100% weighted scenarios for key modelled portfolios (audited)
The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

	Scenarios
As at 31 December 2022	Weighted[a]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Home loans	144,701	147,754	146,873	145,322	142,599	138,619
Credit cards, unsecured loans and other retail lending[b,c]	81,329	81,772	81,457	81,171	80,921	80,529
Wholesale loans	186,838	194,970	192,218	188,746	181,247	167,848
Stage 1 Model ECL (£m)
Home loans	7	3	3	4	9	30
Credit cards, unsecured loans and other retail lending	592	562	579	594	604	610
Wholesale loans	325	245	274	308	382	431
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.7	0.7	0.7	0.7	0.7	0.8
Wholesale loans	0.2	0.1	0.1	0.2	0.2	0.3
Stage 2 Model exposure (£m)
Home loans	18,723	15,670	16,551	18,102	20,825	24,805
Credit cards, unsecured loans and other retail lending[b,c]	9,414	8,131	8,817	9,535	10,377	11,456
Wholesale loans	25,634	17,503	20,255	23,726	31,226	44,624
Stage 2 Model ECL (£m)
Home loans	33	15	18	23	45	151
Credit cards, unsecured loans and other retail lending	1,786	1,487	1,629	1,785	2,004	2,274
Wholesale loans	603	392	463	562	809	1,288
Stage 2 Coverage (%)
Home loans	0.2	0.1	0.1	0.1	0.2	0.6
Credit cards, unsecured loans and other retail lending	19.0	18.3	18.5	18.7	19.3	19.8
Wholesale loans	2.4	2.2	2.3	2.4	2.6	2.9
Stage 3 Model exposure (£m)[d]
Home loans	1,553	1,553	1,553	1,553	1,553	1,553
Credit cards, unsecured loans and other retail lending	1,606	1,606	1,606	1,606	1,606	1,606
Wholesale loans	2,855	2,855	2,855	2,855	2,855	2,855
Stage 3 Model ECL (£m)
Home loans	332	311	317	323	347	405
Credit cards, unsecured loans and other retail lending	1,033	1,011	1,023	1,034	1,048	1,059
Wholesale loans[e]	49	45	47	49	57	64
Stage 3 Coverage (%)
Home loans	21.4	20	20.4	20.8	22.3	26.1
Credit cards, unsecured loans and other retail lending	64.3	63	63.7	64.4	65.3	65.9
Wholesale loans[e]	1.7	1.6	1.6	1.7	2	2.2
Total Model ECL (£m)
Home loans	372	329	338	350	401	586
Credit cards, unsecured loans and other retail lending	3,411	3,060	3,231	3,413	3,656	3,943
Wholesale loans[e]	977	682	784	919	1,248	1,783
Total ECL	4,760	4,071	4,353	4,682	5,305	6,312

Reconciliation to total ECL	£m
Total weighted model ECL	4,760
ECL from individually assessed impairments[e]	434
ECL from non-modelled exposures and others	456
ECL from post model management adjustments	525
Of which: ECL from economic uncertainty adjustments	317
Total ECL	6,175
Notes
a    Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
b For Credit cards, unsecured loans and other retail lending, the model exposure movement between stages 1 and 2 across scenarios differs due to additional impacts from the undrawn exposure.
c For Credit cards, unsecured loans and other retail lending, the dispersion of results around Baseline has narrowed following model enhancements made during the year.
d Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2022 and not on macroeconomic scenario.
e Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £434m is reported as an individually assessed impairment in the reconciliation table.

	Scenarios
As at 31 December 2021	Weighted[a]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Home loans	137,279	139,117	138,424	137,563	135,544	133,042
Credit cards, unsecured loans and other retail lending[b,c]	56,783	54,758	55,771	56,821	57,698	55,315
Wholesale loans	174,249	177,453	176,774	175,451	169,814	161,998
Stage 1 Model ECL (£m)
Home loans	4	2	2	3	6	14
Credit cards, unsecured loans and other retail lending	324	266	272	279	350	418
Wholesale loans	290	240	262	286	327	350
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.6	0.5	0.5	0.5	0.6	0.8
Wholesale loans	0.2	0.1	0.1	0.1	0.2	0.2
Stage 2 Model exposure (£m)
Home loans	22,915	21,076	21,769	22,631	24,649	27,151
Credit cards, unsecured loans and other retail lending[b,c]	7,500	6,447	6,757	7,084	10,689	18,452
Wholesale loans	32,256	29,052	29,732	31,054	36,692	44,507
Stage 2 Model ECL (£m)
Home loans	15	10	11	12	22	47
Credit cards, unsecured loans and other retail lending	1,114	925	988	1,058	1,497	3,295
Wholesale loans	572	431	467	528	851	1,510
Stage 2 Coverage (%)
Home loans	0.1	—	0.1	0.1	0.1	0.2
Credit cards, unsecured loans and other retail lending	14.9	14.3	14.6	14.9	14.0	17.9
Wholesale loans	1.8	1.5	1.6	1.7	2.3	3.4
Stage 3 Model exposure (£m)[d]
Home loans	1,724	1,724	1,724	1,724	1,724	1,724
Credit cards, unsecured loans and other retail lending	1,922	1,922	1,922	1,922	1,922	1,922
Wholesale loans	1,811	1,811	1,811	1,811	1,811	1,811
Stage 3 Model ECL (£m)
Home loans	303	292	295	299	320	346
Credit cards, unsecured loans and other retail lending	1,255	1,236	1,245	1,255	1,277	1,297
Wholesale loans[e]	323	321	322	323	326	332
Stage 3 Coverage (%)
Home loans	17.6	16.9	17.1	17.3	18.6	20.1
Credit cards, unsecured loans and other retail lending	65.3	64.3	64.8	65.3	66.4	67.5
Wholesale loans[e]	17.8	17.7	17.8	17.8	18.0	18.3
Total Model ECL (£m)
Home loans	322	304	308	314	348	407
Credit cards, unsecured loans and other retail lending	2,693	2,427	2,505	2,592	3,124	5,010
Wholesale loans[e]	1,185	992	1,051	1,137	1,504	2,192
Total ECL	4,200	3,723	3,864	4,043	4,976	7,609

Reconciliation to total ECL	£m
Total weighted model ECL	4,200
ECL from individually assessed impairments[e]	524
ECL from non-modelled exposures and others	74
ECL from post model management adjustments[f]	1,486
Of which: ECL from economic uncertainity adjustments	1,692
Total ECL	6,284
Notes
a     Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
b For Credit cards, unsecured loans and other retail lending, the model exposure movement between stages 1 and 2 across scenarios differs due to additional impacts from the undrawn exposure.
c     In 2021, Loans & Advances at Amortised Cost were used as Modelled Exposure for the International Consumer Bank within this disclosure. The process was revised in 2022 to incorporate Exposure at Default (EAD) with no impact to ECL. This has been represented in Prior Year comparatives.
d Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31 December 2021 and not on macroeconomic scenario.
e Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £524m is reported as an individually assessed impairment in the reconciliation table.
f Post Model Adjustments include negative adjustments reflecting operational post model adjustments.

Concentrations of Credit Risk by geography and industry (audited)

Credit risk concentrations by geography (audited)
	United Kingdom	Americas	Europe	Asia	Africa and Middle East	Total
	£m	£m	£m	£m	£m	£m
As at 31 December 2022
On-balance sheet:
Cash and balances at central banks	129,000	49,830	73,677	3,553	291	256,351
Cash collateral and settlement balances	42,442	36,572	22,058	10,467	1,058	112,597
Loans and advances at amortised cost	270,554	74,851	32,484	15,504	5,386	398,779
Reverse repurchase agreements and other similar secured lending	—	127	380	262	7	776
Trading portfolio assets	9,333	35,490	16,970	5,299	1,581	68,673
Financial assets at fair value through the income statement	30,024	106,741	41,355	20,538	8,819	207,477
Derivative financial instruments	99,053	101,407	77,146	22,299	2,475	302,380
Financial assets at fair value through other comprehensive income	7,692	25,666	18,842	12,562	292	65,054
Other assets	1,473	115	61	4	3	1,656
Total on-balance sheet	589,571	430,799	282,973	90,488	19,912	1,413,743

Off-balance sheet:
Contingent liabilities	6,485	11,297	4,811	1,210	402	24,205
Loan commitments	103,575	240,356	44,479	4,334	2,764	395,508
Total off-balance sheet	110,060	251,653	49,290	5,544	3,166	419,713
Total	699,631	682,452	332,263	96,032	23,078	1,833,456

As at 31 December 2021
On-balance sheet:
Cash and balances at central banks	114,959	38,735	76,846	7,789	245	238,574
Cash collateral and settlement balances	34,249	28,469	21,822	7,260	742	92,542
Loans and advances at amortised cost	270,261	51,599	24,352	11,039	4,200	361,451
Reverse repurchase agreements and other similar secured lending	9	123	401	2,508	186	3,227
Trading portfolio assets	12,926	29,539	15,092	4,943	889	63,389
Financial assets at fair value through the income statement	28,737	95,478	30,083	21,800	9,999	186,097
Derivative financial instruments	78,710	92,010	75,247	14,709	1,896	262,572
Financial assets at fair value through other comprehensive income	7,661	27,391	19,235	6,164	400	60,851
Other assets	949	223	39	1	—	1,212
Total on-balance sheet	548,461	363,567	263,117	76,213	18,557	1,269,915

Off-balance sheet:
Contingent liabilities	5,527	10,328	3,957	1,131	403	21,346
Loan commitments	105,844	192,303	40,523	5,104	1,937	345,711
Total off-balance sheet	111,371	202,631	44,480	6,235	2,340	367,057
Total	659,832	566,198	307,597	82,448	20,897	1,636,972

Credit risk concentrations by industry (audited)
	Banks	Other financial insti- tutions	Manu- facturing	Const- ruction and property	Govern- ment and central bank	Energy and water	Whole- sale and retail distri- bution and leisure	Business and other services	Home loans	Cards, unsecured loans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
On-balance sheet:
Cash and balances at central banks	731	63	—	—	255,557	—	—	—	—	—	—	256,351
Cash collateral and settlement balances	15,083	78,740	229	67	17,265	269	136	167	—	55	586	112,597
Loans and advances at amortised cost	9,726	49,181	8,025	26,029	33,989	5,626	11,362	19,020	173,815	50,913	11,093	398,779
Reverse repurchase agreements and other similar secured lending	634	92	—	—	50	—	—	—	—	—	—	776
Trading portfolio assets	4,663	9,314	5,007	1,405	36,355	2,330	789	2,782	—	—	6,028	68,673
Financial assets at fair value through the income statement	30,838	149,328	712	3,524	16,609	197	479	4,053	1,255	—	482	207,477
Derivative financial instruments	127,391	153,013	4,095	597	3,027	4,778	1,541	3,175	—	—	4,763	302,380
Financial assets at fair value through other comprehensive income	14,205	3,918	—	758	45,682	—	—	112	—	—	379	65,054
Other assets	494	975	9	3	1	1	1	118	17	28	9	1,656
Total on-balance sheet	203,765	444,624	18,077	32,383	408,535	13,201	14,308	29,427	175,087	50,996	23,340	1,413,743

Off-balance sheet:
Contingent liabilities	1,108	6,193	3,695	1,430	1,818	3,891	1,165	2,627	—	143	2,135	24,205
Loan commitments	1,840	65,671	44,951	12,599	1,501	29,607	16,759	25,137	12,223	158,599	26,621	395,508
Total off-balance sheet	2,948	71,864	48,646	14,029	3,319	33,498	17,924	27,764	12,223	158,742	28,756	419,713
Total	206,713	516,488	66,723	46,412	411,854	46,699	32,232	57,191	187,310	209,738	52,096	1,833,456

As at 31 December 2021
On-balance sheet:
Cash and balances at central banks	52	74	—	—	238,448	—	—	—	—	—	—	238,574
Cash collateral and settlement balances	14,811	61,581	320	79	14,526	390	60	366	—	68	341	92,542
Loans and advances at amortised cost	8,519	32,332	6,701	25,722	30,827	4,345	11,455	19,113	169,205	42,198	11,034	361,451
Reverse repurchase agreements and other similar secured lending	645	2,049	—	—	533	—	—	—	—	—	—	3,227
Trading portfolio assets	2,586	8,817	4,881	1,097	32,574	4,043	1,734	4,716	—	—	2,941	63,389
Financial assets at fair value through the income statement	26,074	131,264	771	7,999	13,945	87	181	3,753	1,595	—	428	186,097
Derivative financial instruments	120,666	117,400	4,169	1,898	7,233	3,544	1,172	2,696	—	—	3,794	262,572
Financial assets at fair value through other comprehensive income	14,441	4,274	—	662	40,872	—	—	455	—	—	147	60,851
Other assets	618	450	1	3	8	—	2	104	—	21	5	1,212
Total on-balance sheet	188,412	358,241	16,843	37,460	378,966	12,409	14,604	31,203	170,800	42,287	18,690	1,269,915

Off-balance sheet:
Contingent liabilities	1,006	5,356	3,080	1,341	1,682	3,284	1,209	2,518	—	73	1,797	21,346
Loan commitments	1,395	55,071	42,587	16,673	1,362	26,461	16,299	25,682	11,656	121,680	26,845	345,711
Total off-balance sheet	2,401	60,427	45,667	18,014	3,044	29,745	17,508	28,200	11,656	121,753	28,642	367,057
Total	190,813	418,668	62,510	55,474	382,010	42,154	32,112	59,403	182,456	164,040	47,332	1,636,972

Balance Sheet credit quality (audited)

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2022
Cash and balances at central banks	256,351	—	—	256,351	100	—	—	100
Cash collateral and settlement balances	101,365	10,944	288	112,597	90	10	—	100
Loans and advances at amortised cost:
Home loans	167,368	3,866	2,536	173,770	97	2	1	100
Credit cards, unsecured loans and other retail lending	22,364	26,107	2,233	50,704	45	51	4	100
Wholesale loans	128,881	40,327	5,097	174,305	74	23	3	100
Total loans and advances at amortised cost	318,613	70,300	9,866	398,779	80	18	2	100
Reverse repurchase agreements and other similar secured lending	776	—	—	776	100	—	—	100
Trading portfolio assets:
Debt securities	50,253	4,891	331	55,475	90	9	1	100
Traded loans	3,214	8,273	1,711	13,198	24	63	13	100
Total trading portfolio assets	53,467	13,164	2,042	68,673	78	19	3	100
Financial assets at fair value through the income statement:
Loans and advances	14,684	24,630	115	39,429	38	62	—	100
Debt securities	2,122	1,062	65	3,249	65	33	2	100
Reverse repurchase agreements	124,794	38,339	1,548	164,681	76	23	1	100
Other financial assets	98	20	—	118	83	17	—	100
Total financial assets at fair value through the income statement	141,698	64,051	1,728	207,477	68	31	1	100
Derivative financial instruments	284,491	17,606	283	302,380	94	6	—	100
Financial assets at fair value through other comprehensive income	65,051	3		65,054	100	—	—	100
Other assets	1,599	57		1,656	97	3	—	100
Total on-balance sheet	1,223,411	176,125	14,207	1,413,743	87	12	1	100

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2021
Cash and balances at central banks	238,574	—	—	238,574	100	—	—	100
Cash collateral and settlement balances	83,257	9,275	10	92,542	90	10	—	100
Loans and advances at amortised cost:
Home loans	161,314	5,547	2,344	169,205	96	3	1	100
Credit cards, unsecured loans and other retail lending	25,664	14,293	1,836	41,793	62	34	4	100
Wholesale loans	104,823	40,437	5,193	150,453	70	27	3	100
Total loans and advances at amortised cost	291,801	60,277	9,373	361,451	80	17	3	100
Reverse repurchase agreements and other similar secured lending	3,141	86	—	3,227	97	3	—	100
Trading portfolio assets:
Debt securities	44,652	5,735	477	50,864	88	11	1	100
Traded loans	2,172	10,144	209	12,525	17	81	2	100
Total trading portfolio assets	46,824	15,879	686	63,389	74	25	1	100
Financial assets at fair value through the income statement:
Loans and advances	19,642	18,979	46	38,667	51	49	—	100
Debt securities	1,389	864	52	2,305	61	37	2	100
Reverse repurchase agreements	108,437	36,047	530	145,014	75	25	—	100
Other financial assets	93	18	—	111	84	16	—	100
Total financial assets at fair value through the income statement	129,561	55,908	628	186,097	70	30	—	100
Derivative financial instruments	246,628	15,678	266	262,572	94	6	—	100
Financial assets at fair value through other comprehensive income	60,845	6	—	60,851	100	—	—	100
Other assets	1,155	55	2	1,212	95	5	—	100
Total on-balance sheet	1,101,786	157,164	10,965	1,269,915	87	12	1	100

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)
Credit exposures by internal PD grade
The below tables represent credit risk profile by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.
Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination.
IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant Increase in Credit Risk (see Note 8), including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	108,494	1,787	5	110,286	16	23	3	42	110,244	—
4 - 5	0.05 to <0.15%	Strong	120,780	9,093	—	129,873	27	6	—	33	129,840	—
6 - 8	0.15 to <0.30%	Strong	27,895	7,339	—	35,234	37	23	—	60	35,174	0.2
9 - 11	0.30 to <0.60%	Strong	39,868	3,635	—	43,503	120	28	—	148	43,355	0.3
12 - 14	0.60 to <2.15%	Satisfactory	27,855	6,856	—	34,711	302	247	—	549	34,162	1.6
15 - 19	2.15 to <10%	Satisfactory	12,212	3,932	—	16,144	160	539	—	699	15,445	4.3
19	10 to <11.35%	Satisfactory	12,320	9,189	—	21,509	328	488	—	816	20,693	3.8
20 - 21	11.35 to <100%	Higher Risk	1,121	4,909	—	6,030	67	962	—	1,029	5,001	17.1
22	100%	Credit Impaired	—	—	7,081	7,081	—	—	2,216	2,216	4,865	31.3
Total			350,545	46,740	7,086	404,371	1,057	2,316	2,219	5,592	398,779	1.4

As at 31 December 2021
1 - 3	0.0 to <0.05%	Strong	95,795	1,554	—	97,349	283	8	—	291	97,058	0.3
4 - 5	0.05 to <0.15%	Strong	83,818	3,584	—	87,402	19	3	—	22	87,380	—
6 - 8	0.15 to <0.30%	Strong	58,409	9,722	—	68,131	41	12	—	53	68,078	0.1
9 - 11	0.30 to <0.60%	Strong	35,794	3,649	—	39,443	129	29	—	158	39,285	0.4
12 - 14	0.60 to <2.15%	Satisfactory	30,654	7,090	—	37,744	326	264	—	590	37,154	1.6
15 - 19	2.15 to <10%	Satisfactory	7,977	6,645	—	14,622	230	780	—	1,010	13,612	6.9
19	10 to <11.35%	Satisfactory	5,572	4,364	—	9,936	99	326	—	425	9,511	4.3
20 - 21	11.35 to <100%	Higher Risk	846	4,485	—	5,331	79	593	—	672	4,659	12.6
22	100%	Credit Impaired	—	—	7,235	7,235	—	—	2,521	2,521	4,714	34.8
Total			318,865	41,093	7,235	367,193	1,206	2,015	2,521	5,742	361,451	1.6

Credit risk profile by internal PD grade for contingent liabilities (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	5,695	149	—	5,844	7	1	—	8	5,836	0.1
4 - 5	0.05 to <0.15%	Strong	4,210	348	—	4,558	2	1	—	3	4,555	0.2
6 - 8	0.15 to <0.30%	Strong	2,733	180	—	2,913	3	3	—	6	2,907	0.2
9 - 11	0.30 to <0.60%	Strong	3,161	214	—	3,375	8	1	—	9	3,366	0.3
12 - 14	0.60 to <2.15%	Satisfactory	1,989	751	—	2,740	21	6	—	27	2,713	1.0
15 - 19	2.15 to <10%	Satisfactory	910	496	—	1,406	8	17	—	25	1,381	1.8
19	10 to <11.35%	Satisfactory	716	190	—	906	41	18	—	59	847	6.5
20 - 21	11.35 to <100%	Higher Risk	58	440	—	498	2	64	—	66	432	13.3
22	100%	Credit Impaired	—	—	542	542	—	—	3	3	539	0.6
Total			19,472	2,768	542	22,782	92	111	3	206	22,576	0.9

As at 31 December 2021
1 - 3	0.0 to <0.05%	Strong	6,389	172	—	6,561	8	1	—	9	6,552	0.1
4 - 5	0.05 to <0.15%	Strong	2,929	503	—	3,432	2	2	—	4	3,428	0.1
6 - 8	0.15 to <0.30%	Strong	1,996	199	—	2,195	2	2	—	4	2,191	0.2
9 - 11	0.30 to <0.60%	Strong	2,794	216	—	3,010	4	1	—	5	3,005	0.2
12 - 14	0.60 to <2.15%	Satisfactory	1,990	287	—	2,277	19	8	—	27	2,250	1.2
15 - 19	2.15 to <10%	Satisfactory	817	479	—	1,296	5	10	—	15	1,281	1.2
19	10 to <11.35%	Satisfactory	607	254	—	861	21	42	—	63	798	7.3
20 - 21	11.35 to <100%	Higher Risk	141	1,162	—	1,303	3	77	—	80	1,223	6.1
22	100%	Credit Impaired	—	—	180	180	—	—	2	2	178	1.1
Total			17,663	3,272	180	21,115	64	143	2	209	20,906	1.0

Credit risk profile by internal PD grade for loan commitments (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2022
1 - 3	0.0 to <0.05%	Strong	78,077	752	—	78,829	3	1	—	4	78,825	—
4 - 5	0.05 to <0.15%	Strong	85,917	4,004	—	89,921	7	1	—	8	89,913	—
6 - 8	0.15 to <0.30%	Strong	67,381	2,349	—	69,730	13	2	—	15	69,715	—
9 - 11	0.30 to <0.60%	Strong	57,553	2,081	—	59,634	15	4	—	19	59,615	—
12 - 14	0.60 to <2.15%	Satisfactory	33,465	6,681	—	40,146	50	28	—	78	40,068	0.2
15 - 19	2.15 to <10%	Satisfactory	19,398	4,010	—	23,408	32	38	—	70	23,338	0.3
19	10 to <11.35%	Satisfactory	10,976	4,058	—	15,034	30	48	—	78	14,956	0.5
20 - 21	11.35 to <100%	Higher Risk	706	3,991	—	4,697	3	82	—	85	4,612	1.8
22	100%	Credit Impaired	—	—	638	638	—	—	20	20	618	3.1
Total			353,473	27,926	638	382,037	153	204	20	377	381,660	0.1

As at 31 December 2021
1 - 3	0.0 to <0.05%	Strong	104,204	3,034	—	107,238	6	4	—	10	107,228	—
4 - 5	0.05 to <0.15%	Strong	68,986	5,524	—	74,510	10	5	—	15	74,495	—
6 - 8	0.15 to <0.30%	Strong	30,968	2,387	—	33,355	8	6	—	14	33,341	—
9 - 11	0.30 to <0.60%	Strong	40,539	2,524	—	43,063	8	6	—	14	43,049	—
12 - 14	0.60 to <2.15%	Satisfactory	30,065	4,713	—	34,778	81	30	—	111	34,667	0.3
15 - 19	2.15 to <10%	Satisfactory	7,091	3,516	—	10,607	21	37	—	58	10,549	0.5
19	10 to <11.35%	Satisfactory	10,407	3,091	—	13,498	8	13	—	21	13,477	0.2
20 - 21	11.35 to <100%	Higher Risk	2,219	6,754	—	8,973	11	58	—	69	8,904	0.8
22	100%	Credit Impaired	—	—	1,118	1,118	—	—	21	21	1,097	1.9
Total			294,479	31,543	1,118	327,140	153	159	21	333	326,807	0.1
Note
a    Excludes loan commitments and financial guarantees of £14.9bn (2021: £18.8bn) carried at fair value.

Derivative assets (audited)
The tables below set out the fair values of the derivative assets together with the value of those assets subject to enforceable counterparty netting arrangements for which the Group holds offsetting liabilities and eligible collateral.

Derivative assets (audited)
	2022			2021
	Balance sheet assets	Counterparty netting	Net exposure	Balance sheet assets	Counterparty netting	Net exposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	109,938	88,096	21,842	76,975	60,525	16,450
Interest rate	134,579	101,646	32,933	125,905	92,669	33,236
Credit derivatives	5,423	4,356	1,067	5,682	4,525	1,157
Equity and stock index	48,665	41,200	7,465	51,723	43,084	8,639
Commodity derivatives	3,775	3,039	736	2,287	1,717	570
Total derivative assets	302,380	238,337	64,043	262,572	202,520	60,052
Cash collateral held			34,547			34,598
Net exposure less collateral			29,496			25,454

Management Value at Risk (audited)
The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2022			2021
	Average	High[a]	Low[a]	Average	High[a]	Low[a]
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	25	71	8	14	30	7
Interest rate risk	13	23	4	7	15	4
Equity risk	10	29	4	9	29	4
Basis risk	12	24	4	6	10	3
Spread risk	7	11	3	4	6	3
Foreign exchange risk	8	25	2	4	16	1
Commodity risk	—	1	—	—	1	—
Inflation risk	6	17	3	3	5	2
Diversification effect[a]	(45)	n/a	n/a	(28)	n/a	n/a
Total management VaR	36	73	13	19	36	6
Note
a    Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘on demand’ column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since they are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2022	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	256,097	254	—	—	—	—	—	—	—	—	256,351
Cash collateral and settlement balances	2,977	109,620	—	—	—	—	—	—	—	—	112,597
Loans and advances at amortised cost	17,764	12,719	9,716	8,275	11,942	34,790	29,325	56,519	40,539	177,190	398,779
Reverse repurchase agreements and other similar secured lending	127	648	—	—	—	—	—	—	—	1	776
Trading portfolio assets	133,813	—	—	—	—	—	—	—	—	—	133,813
Financial assets at fair value through the income statement	32,071	147,644	6,771	4,718	2,047	6,491	4,922	3,292	2,292	3,320	213,568
Derivative financial instruments	301,647	54	66	70	—	110	352	44	21	16	302,380
Financial assets at fair value through other comprehensive income	8	6,433	4,535	1,687	1,395	9,206	7,560	16,418	10,385	7,435	65,062
Other financial assets	433	1,177	—	—	43	—	—	1	—	2	1,656
Total financial assets	744,937	278,549	21,088	14,750	15,427	50,597	42,159	76,274	53,237	187,964	1,484,982
Other assets											28,717
Total assets											1,513,699
Liabilities
Deposits at amortised cost	443,736	63,076	19,388	5,090	8,575	4,263	327	499	589	239	545,782
Cash collateral and settlement balances	2,932	93,995	—	—	—	—	—	—	—	—	96,927
Repurchase agreements and other similar secured borrowing	256	9,562	—	—	943	1,105	5,034	10,069	—	83	27,052
Debt securities in issue	—	33,109	13,259	5,582	6,294	9,435	6,817	14,808	15,526	8,051	112,881
Subordinated liabilities	—	17	—	83	179	1,181	—	1,987	6,493	1,483	11,423
Trading portfolio liabilities	72,924	—	—	—	—	—	—	—	—	—	72,924
Financial liabilities designated at fair value	10,844	186,733	14,352	5,292	3,812	14,000	10,548	8,528	6,708	10,820	271,637
Derivative financial instruments	288,573	45	63	5	2	157	105	273	56	341	289,620
Other financial liabilities	86	7,803	43	43	41	261	148	247	391	93	9,156
Total financial liabilities	819,351	394,340	47,105	16,095	19,846	30,402	22,979	36,411	29,763	21,110	1,437,402
Other liabilities											7,037
Total liabilities											1,444,439
Cumulative liquidity gap	(74,414)	(190,205)	(216,222)	(217,567)	(221,986)	(201,791)	(182,611)	(142,748)	(119,274)	47,580	69,260

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2021	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	238,369	205	—	—	—	—	—	—	—	—	238,574
Cash collateral and settlement balances	2,807	89,735	—	—	—	—	—	—	—	—	92,542
Loans and advances at amortised cost	19,749	8,670	8,879	5,291	10,192	23,716	26,037	47,614	39,822	171,481	361,451
Reverse repurchase agreements and other similar secured lending	58	2,984	—	—	—	184	—	—	—	1	3,227
Trading portfolio assets	147,035	—	—	—	—	—	—	—	—	—	147,035
Financial assets at fair value through the income statement	24,257	127,085	9,281	7,042	3,451	5,889	5,394	2,590	2,564	4,419	191,972
Derivative financial instruments	261,678	58	48	—	—	82	145	537	15	9	262,572
Financial assets at fair value through other comprehensive income	—	4,280	1,488	1,245	1,419	3,834	8,205	13,188	18,226	9,868	61,753
Other financial assets	707	474	26	2	—	1	—	—	1	2	1,213
Total financial assets	694,660	233,491	19,722	13,580	15,062	33,706	39,781	63,929	60,628	185,780	1,360,339
Other assets											23,946
Total assets											1,384,285
Liabilities
Deposits at amortised cost	454,961	40,755	13,524	2,994	3,724	2,025	433	241	545	231	519,433
Cash collateral and settlement balances	2,983	76,388	—	—	—	—	—	—	—	—	79,371
Repurchase agreements and other similar secured borrowing	20	6,621	—	—	—	2,195	8,925	10,504	—	87	28,352
Debt securities in issue	—	24,399	12,606	5,845	3,254	9,792	8,957	12,948	12,218	8,848	98,867
Subordinated liabilities	—	1,007	—	74	1,218	27	1,063	1,885	5,603	1,882	12,759
Trading portfolio liabilities	54,169	—	—	—	—	—	—	—	—	—	54,169
Financial liabilities designated at fair value	21,339	157,900	16,857	10,268	3,588	6,540	6,114	7,734	7,366	13,254	250,960
Derivative financial instruments	255,747	4	22	18	5	124	177	302	122	362	256,883
Other financial liabilities	184	4,331	43	42	40	691	145	266	420	139	6,301
Total financial liabilities	789,403	311,405	43,052	19,241	11,829	21,394	25,814	33,880	26,274	24,803	1,307,095
Other liabilities											7,149
Total liabilities											1,314,244
Cumulative liquidity gap	(94,743)	(172,657)	(195,987)	(201,648)	(198,415)	(186,103)	(172,136)	(142,087)	(107,733)	53,244	70,041

Contractual maturity of financial liabilities - undiscounted (audited)
The table below presents the cash flows payable by the Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the on demand column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)
	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Deposits at amortised cost	443,736	63,235	19,393	13,798	4,606	499	706	376	546,349
Cash collateral and settlement balances	2,932	94,183	—	—	—	—	—	—	97,115
Repurchase agreements and other similar secured borrowing	256	9,575	—	946	6,920	12,234	—	252	30,183
Debt securities in issue	—	33,226	13,375	12,165	16,964	16,790	19,207	14,871	126,598
Subordinated liabilities	—	17	—	263	1,274	2,356	7,902	2,429	14,241
Trading portfolio liabilities	72,924	—	—	—	—	—	—	—	72,924
Financial liabilities designated at fair value	10,844	187,126	14,905	9,399	25,662	9,847	8,345	24,754	290,882
Derivative financial instruments	288,573	107	101	8	290	321	71	722	290,193
Other financial liabilities	86	7,813	56	109	488	308	455	109	9,424
Total financial liabilities	819,351	395,282	47,830	36,688	56,204	42,355	36,686	43,513	1,477,909

As at 31 December 2021
Deposits at amortised cost	454,961	40,755	13,524	6,718	2,461	239	559	261	519,478
Cash collateral and settlement balances	2,983	76,388	—	—	—	—	—	—	79,371
Repurchase agreements and other similar secured borrowing	20	6,621	—	—	11,356	10,885	—	146	29,028
Debt securities in issue	—	24,450	12,625	9,075	19,225	14,060	14,147	13,690	107,272
Subordinated liabilities	—	1,063	—	1,379	1,213	2,316	6,627	2,867	15,465
Trading portfolio liabilities	54,169	—	—	—	—	—	—	—	54,169
Financial liabilities designated at fair value	21,339	158,070	16,887	13,946	12,944	8,086	7,544	21,638	260,454
Derivative financial instruments	255,747	5	22	24	305	316	134	449	257,002
Other financial liabilities	184	4,344	57	111	932	327	502	162	6,619
Total financial liabilities	789,403	311,696	43,115	31,253	48,436	36,229	29,513	39,213	1,328,858

Maturity analysis of off-balance sheet commitments received (audited)

Maturity analysis of off-balance sheet commitments received (audited)
	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Guarantees, letters of credit and credit insurance	19,301	92	102	10	46	16	37	76	96	1	19,777
Other commitments received	7,473	—	—	—	—	—	—	—	—	—	7,473
Total off-balance sheet commitments received	26,774	92	102	10	46	16	37	76	96	1	27,250

As at 31 December 2021
Guarantees, letters of credit and credit insurance	25,613	31	21	10	12	4	12	83	65	19	25,870
Other commitments received	455	—	—	—	—	—	—	—	—	—	455
Total off-balance sheet commitments received	26,068	31	21	10	12	4	12	83	65	19	26,325

Maturity analysis of off-balance sheet commitments given (audited)

Maturity analysis of off-balance sheet commitments given (audited)
	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Contingent liabilities and financial guarantees	24,103	86	14	1	—	1	—	—	—	—	24,205
Documentary credits and other short-term trade related transactions	1,740	3	5								1,748
Standby facilities, credit lines and other commitments	393,723	—	—	—	—	37	—	—	—	—	393,760
Total off-balance sheet commitments given	419,566	89	19	1	—	38	—	—	—	—	419,713

As at 31 December 2021
Contingent liabilities and financial guarantees	21,207	135	4	—	—	—	—	—	—	—	21,346
Documentary credits and other short-term trade related transactions	1,582	2	—	—	—	—	—	—	—	—	1,584
Standby facilities, credit lines and other commitments	344,055	—	—	—	—	72	—	—	—	—	344,127
Total off-balance sheet commitments given	366,844	137	4	—	—	72	—	—	—	—	367,057

Captial resources (audited)

Capital ratios[a,b]
As at 31 December	2022	2021
CET1	13.9%	15.1%
Tier 1 (T1)	17.9%	19.1%
Total regulatory capital	20.8%	22.2%

Capital resources (audited)
	2022	2021
As at 31 December	£m	£m
Total equity excluding non-controlling interests per the balance sheet	68,292	69,052
Less: other equity instruments (recognised as AT1 capital)	(13,284)	(12,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(787)	(666)
Adjustment to retained earnings for foreseeable other equity coupons	(37)	(32)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,726)	(1,585)
Goodwill and intangible assets	(8,224)	(6,804)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,500)	(1,028)
Fair value reserves related to gains or losses on cash flow hedges	7,237	852
Excess of expected losses over impairment	(119)	—
Gains or losses on liabilities at fair value resulting from own credit	(620)	892
Defined benefit pension fund assets	(3,430)	(2,619)
Direct and indirect holdings by an institution of own CET1 instruments	(20)	(50)
Adjustment under IFRS 9 transitional arrangements	700	1,229
Other regulatory adjustments	396	345
CET1 capital	46,878	47,327

AT1 capital
Capital instruments and related share premium accounts	13,284	12,259
Qualifying AT1 capital (including minority interests) issued by subsidiaries	—	637
Other regulatory adjustments and deductions	(60)	(80)
AT1 capital	13,224	12,816

T1 capital	60,102	60,143

T2 capital
Capital instruments and related share premium accounts	9,000	8,713
Qualifying T2 capital (including minority interests) issued by subsidiaries	1,095	1,113
Credit risk adjustments (excess of impairment over expected losses)	35	73
Other regulatory adjustments and deductions	(160)	(160)
Total regulatory capital	70,072	69,882

Total RWAs (Unaudited)	336,518	314,136
Notes
a     CET1, T1 and T2 capital, and RWAs are calculated applying the transitional arrangements of the CRR as amended by CRR II. This includes IFRS 9 transitional arrangements and the grandfathering of CRR II non-compliant capital instruments. December 2021 comparatives include the grandfathering of CRR non-compliant capital instruments.
b    The fully loaded CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays PLC AT1 securities, was 13.7%, with £46.2bn of CET1 capital and £336.3bn of RWAs calculated without applying the transitional arrangements of the CRR as amended by CRR II.

Functional currency of the operation (audited)

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre-economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
31 December 2022
USD	27,441	(7,363)	(2,086)	17,992	(8,688)	9,304
EUR	9,776	(5,461)	(3)	4,312	(283)	4,029
JPY	689	—	(197)	492	—	492
Other currencies	3,330	—	(1,676)	1,654	(279)	1,375
Total	41,236	(12,824)	(3,962)	24,450	(9,250)	15,200

31 December 2021
USD	25,958	(7,707)	(2,356)	15,895	(7,389)	8,506
EUR	8,453	(3,408)	(3)	5,042	(268)	4,774
JPY	614	(97)	—	517	—	517
Other currencies	2,448	—	(64)	2,384	—	2,384
Total	37,473	(11,212)	(2,423)	23,838	(7,657)	16,181

Sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17

Net interest income sensitivity (AEaR) by business unit (audited)
	Barclays UK	Barclays International	Head Office	Total
As at 31 December	£m	£m	£m	£m
2022
+25bps	15	25	(15)	25
-25bps	(59)	(29)	15	(73)

2021
+25bps	(2)	68	5	71
-25bps	(54)	(99)	(5)	(158)
Notes

The Group’s customer banking book hedging activity is risk reducing from an NII sensitivity perspective. The hedges in place remove interest rate risk and smooth income over the medium term. The NII sensitivity for the Group at 31 December 2022 without hedging in place for +/-25bp rate shocks would be £233m/£(281)m respectively.

Net interest income sensitivity (AEaR) by currency (audited)
As at 31 December
	2022		2021
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
	£m	£m	£m	£m
GBP	(6)	(40)	14	(85)
USD	43	(45)	58	(62)
EUR	3	(4)	5	(15)
Other currencies	(15)	16	(6)	4
Total	25	(73)	71	(158)

Analysis of equity sensitivity (audited)
As at 31 December	2022		2021

	+25 basis points	-25 basis points	+25 basis points	-25 basis points
	£m	£m	£m	£m
Net interest income	25	(73)	71	(158)
Taxation effects on the above	(5)	15	(15)	33
Effect on profit for the year	20	(58)	56	(125)
As percentage of net profit after tax	0.3%	(1.0%)	0.8%	(1.7%)

Effect on profit for the year (per above)	20	(58)	56	(125)
Fair value through other comprehensive income reserve	(291)	302	(479)	408
Cash flow hedge reserve	(774)	774	(859)	859
Taxation effects on the above	288	(291)	361	(342)
Effect on equity	(757)	727	(921)	800
As percentage of equity	(1.1%)	1.0%	(1.3%)	1.2%